Consolidated Statement of Changes In Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Subsidiaries INR (₨)	RPL INR (₨)		Issued capital INR (₨)	Issued capital USD ($)	Issued capital RPL INR (₨)	[2]	Share premium INR (₨)	Share premium USD ($)	Share premium RPL INR (₨)	[2]	Hedge reserve INR (₨)		Hedge reserve USD ($)	[1]	Share based payment reserve INR (₨)	Share based payment reserve USD ($)	Retained earnings / (losses) INR (₨)	Retained earnings / (losses) USD ($)	Retained earnings / (losses) Subsidiaries INR (₨)	Retained earnings / (losses) RPL INR (₨)	Capital reserve INR (₨)	Capital reserve USD ($)	Debenture redemption reserve INR (₨)	Debenture redemption reserve USD ($)	Foreign currency translation reserve INR (₨)	Foreign currency translation reserve USD ($)	Total INR (₨)	Total USD ($)	Total Subsidiaries INR (₨)	Total RPL INR (₨)		Non- controlling interests INR (₨)	Non- controlling interests USD ($)	Non- controlling interests Subsidiaries INR (₨)
Beginning balance at Mar. 31, 2021	₨ 64,745					₨ 3,799				₨ 67,165				₨ (5,224)	[1]			₨ 1,165		₨ (6,489)				₨ 49		₨ 1,602		₨ 10		₨ 62,077					₨ 2,668
Profit / (loss) for the year	(16,128)																			(16,077)										(16,077)					(51)
Other comprehensive income / (loss) for the year, net of tax	3,763													3,180	[1]					6								191		3,377					386
Total comprehensive income / (loss) for the year, net of tax	(12,365)													3,180	[1]					(16,071)								191		(12,700)					335
Share-based payment expense	2,505																	2,505												2,505
Repurchase of vested stock options	(89)																	(24)		(65)										(89)
Amount utilised on exercise of stock options	(85)																	(85)												(85)
Issue of equity shares	9,149		₨ 917	₨ 27,942	[2]	0		₨ 456		9,149		₨ 27,486										₨ 1								9,149		₨ 1	₨ 27,942	[2]			₨ 916
Disposal of subsidiary	15																																		15
Acquisition of non-controlling interest	(9,865)																							(5,618)						(5,618)					(4,247)
Acquisition of interest by non-controlling interest in subsidiaries																				1
Transfer to / transfer from debenture redemption reserve (net)																				135						(135)
Capital transaction involving issue of shares (net of costs of INR 3,660 related to issuance of equity shares)	73,655					1,050				72,605																				73,655
Distribution / cash paid to RPL's equity holders				₨ (19,609)																			₨ (19,609)										₨ (19,609)
Recognition of non-controlling interests						(497)				(13,226)				716	[1]			(117)		214				(5)		(188)				(13,103)					13,103
Allocation of other equity to non controlling interest																								1		(23)				(22)					22
Shares pending cancellation	(997)					0														(997)										(997)
Effect of approved capital reduction										(9,128)										9,128
Change in fair value of put option liability / derecognition of non-controlling interests	(9,545)																			(4,667)										(4,667)					(4,878)
Ending balance at Mar. 31, 2022	126,373					4,808				154,051				(1,328)	[1]			3,444		(38,420)				(5,573)		1,256		201		118,439					7,934
Profit / (loss) for the year	(5,029)																			(4,817)										(4,817)					(212)
Other comprehensive income / (loss) for the year, net of tax	1,208													710	[1]					2								345		1,057					151
Total comprehensive income / (loss) for the year, net of tax	(3,821)													710	[1]					(4,815)								345		(3,760)					(61)
Share-based payment expense	2,512																	2,512												2,512
Issue of equity shares	15					0				85								(70)												15
Acquisition of non-controlling interest	(1,343)																							76						76					(1,419)
Equity component of debentures and shares issued by subsidiaries	4,767																																		4,767
Acquisition of interest by non-controlling interest in subsidiaries																				(31)										(31)					31
Transfer to / transfer from debenture redemption reserve (net)																				106						(106)
Allocation of other equity to non controlling interest																				15						50		1		66					(66)
Shares bought back, held as treasury stock	(13,499)																			(13,499)										(13,499)
Change in fair value of put option liability / derecognition of non-controlling interests	3,156																			3,034										3,034					122
Ending balance at Mar. 31, 2023	118,400					4,808				154,136				(618)	[1]			5,886		(53,610)				(5,497)		1,200		547		106,852					11,548
Profit / (loss) for the year	4,147	$ 50																		3,404										3,404					743
Other comprehensive income / (loss) for the year, net of tax	(2,287)	(27)												(2,076)	[1]					(14)								(68)		(2,158)					(129)
Total comprehensive income / (loss) for the year, net of tax	1,860	22												(2,076)	[1]					3,390								(68)		1,246					614
Share-based payment expense	2,278																	2,278												2,278
Issue of equity shares	2					0				17								(15)												2
Acquisition of non-controlling interest	15																							252						252					(237)
Equity component of debentures and shares issued by subsidiaries	5,007																																		5,007
Acquisition of interest by non-controlling interest in subsidiaries																				30										30					(30)
Amount transferred to the carrying amount of property, plant and equipment (net of tax)	827													827																827
Transfer to / transfer from debenture redemption reserve (net)																				5						(5)
Allocation of other equity to non controlling interest	0																			58				(17)		0		(5)		36					(36)
Shares bought back, held as treasury stock	(4,926)																			(4,926)										(4,926)
Change in fair value of put option liability / derecognition of non-controlling interests	(1,526)																			(1,380)										(1,380)					(146)
Ending balance at Mar. 31, 2024	₨ 121,697	$ 1,460				₨ 4,808	$ 58			₨ 154,153	$ 1,850			₨ (1,867)	[1]	$ (22)		₨ 8,149	$ 98	₨ (56,433)	$ (677)			₨ (5,262)	$ (63)	₨ 1,195	$ 14	₨ 474	$ 6	₨ 105,217	$ 1,262				₨ 16,480	$ 198

[1]	includes cash flow hedge reserve and cost of hedge reserve
[2]	includes compulsorily convertible preference shares converted to equity shares